Consolidated Statements of Operations and Comprehensive Loss	3 Months Ended				6 Months Ended
	May 31, 2017 $ / shares	May 31, 2017 CAD shares	May 31, 2016 $ / shares	May 31, 2016 CAD shares	May 31, 2017 $ / shares	May 31, 2017 CAD shares	May 31, 2016 $ / shares	May 31, 2016 CAD shares
Revenue
Licensing (Note 3)		CAD 2,001,512		CAD 556,044		CAD 3,236,878		CAD 1,122,981
Revenues		2,001,512		556,044		3,236,878		1,122,981
Cost of good sold
Cost of goods sold		211,372		0		211,372		0
Gross Margin		1,790,140		556,044		3,025,506		1,122,981
Expenses
Research and development		2,677,507		1,458,647		4,708,699		3,271,255
Selling, general and administrative		756,647		909,402		1,718,225		1,665,830
Depreciation		106,854		93,891		198,362		186,126
Expenses		3,541,008		2,461,940		6,625,286		5,123,211
Loss from operations		(1,750,868)		(1,905,896)		(3,599,780)		(4,000,230)
Net foreign exchange gain (loss)		33,894		(35,444)		17,306		(5,549)
Interest income		15,020		61		15,025		201
Interest expense		(103,375)		(58,798)		(228,741)		(114,539)
Net loss and comprehensive loss		CAD (1,805,329)		CAD (2,000,077)		CAD (3,796,190)		CAD (4,120,117)
Loss per common share, basic and diluted | $ / shares	$ (0.06)		$ (0.08)		$ (0.13)		$ (0.17)
Weighted average number of common shares outstanding, basic and diluted | shares		30,388,550		24,752,589		30,179,758		24,592,773